Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet Information (Detail) - GBP (£)
£ in Millions
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	£ 13,252.1	£ 13,202.8	£ 12,950.5
Other	1,786.2	1,842.0	1,936.7
Property, plant and equipment	984.4	1,083.0	1,030.8
Right-of-use assets	1,825.2
Interests in associates and joint ventures	739.6	796.8	881.1
Other investments	574.7	666.7	949.3
Deferred tax assets	155.4	153.0	169.9
Trade and other receivables	182.7	180.0	170.4
Non-current assets	19,500.3	17,924.3	18,088.7
Current assets
Corporate income tax recoverable	248.1	198.7	207.0
Trade and other receivables	13,170.2	13,101.5	12,734.1
Cash and short-term deposits	2,173.2	2,643.2	2,221.0
Current assets	15,591.5	15,943.4	15,162.1
Current liabilities
Trade and other payables	(14,365.7)	(15,038.4)	(14,016.6)
Corporate income tax payable	(493.9)	(545.9)	(506.1)
Bank overdrafts, bonds and bank loans	(1,134.8)	(1,025.1)	(319.5)
Short-term lease liabilities	(388.4)
Current liabilities	(16,382.8)	(16,609.4)	(14,842.2)
Net current (liabilities)/assets	(791.3)	(666.0)	319.9
Total assets less current liabilities	18,709.0	17,258.3	18,408.6
Non-current liabilities
Bonds and bank loans	(5,309.4)	(5,634.8)	(6,533.4)
Trade and other payables	(567.7)	(841.4)	(937.8)
Deferred tax liabilities	(397.7)	(479.5)	(499.4)
Provision for post-employment benefits	(184.9)	(184.3)	(208.2)
Provisions for liabilities and charges	(255.8)	(311.7)	(236.3)
Long-term lease liabilities	(1,957.3)
Non-current liabilities	(8,672.8)	(7,451.7)	(8,415.1)
Net assets	10,036.2	9,806.6	9,993.5
Attributable to:
Equity shareholders' funds	9,631.7	9,382.2	9,578.5
Non-controlling interests	404.5	424.4	415.0
Total equity	10,036.2	9,806.6	9,993.5	£ 9,956.1
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill	13,252.1	13,202.8	12,950.5
Other	1,786.2	1,842.0	1,936.7
Property, plant and equipment	984.4	1,083.0	1,030.8
Right-of-use assets	1,825.2
Interests in associates and joint ventures	739.6	796.8	881.1
Other investments	574.7	666.7	949.3
Deferred tax assets	155.4	153.0	169.9
Trade and other receivables	182.7	180.0	170.4
Non-current assets	19,500.3	17,924.3	18,088.7
Current assets
Corporate income tax recoverable	248.1	198.7	207.0
Trade and other receivables	13,170.2	13,101.5	12,734.1
Cash and short-term deposits	2,173.2	2,643.2	2,221.0
Current assets	15,591.5	15,943.4	15,162.1
Current liabilities
Trade and other payables	(14,365.7)	(15,038.4)	(14,016.6)
Corporate income tax payable	(493.9)	(545.9)	(506.1)
Bank overdrafts, bonds and bank loans	(1,134.8)	(1,025.1)	(319.5)
Short-term lease liabilities	(388.4)
Current liabilities	(16,382.8)	(16,609.4)	(14,842.2)
Net current (liabilities)/assets	(791.3)	(666.0)	319.9
Total assets less current liabilities	18,709.0	17,258.3	18,408.6
Non-current liabilities
Bonds and bank loans	(5,309.4)	(5,634.8)	(6,533.4)
Trade and other payables	(567.7)	(841.4)	(937.8)
Deferred tax liabilities	(397.7)	(479.5)	(499.4)
Provision for post-employment benefits	(184.9)	(184.3)	(208.2)
Provisions for liabilities and charges	(255.8)	(311.7)	(236.3)
Long-term lease liabilities	(1,957.3)
Non-current liabilities	(8,672.8)	(7,451.7)	(8,415.1)
Net assets	10,036.2	9,806.6	9,993.5
Attributable to:
Equity shareholders' funds	9,631.7	9,382.2	9,578.5
Non-controlling interests	404.5	424.4	415.0
Total equity	10,036.2	9,806.6	9,993.5
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries	15,789.5	15,463.9	14,849.7
Non-current assets	15,789.5	15,463.9	14,849.7
Current assets
Trade and other receivables	0.4	0.6	1.1
Intercompany receivables	1,712.6	1,675.6	1,682.0
Cash and short-term deposits	17.0
Current assets	1,730.0	1,676.2	1,683.1
Current liabilities
Trade and other payables	(3.1)	(3.7)	(5.4)
Intercompany payables	(5,318.6)	(5,190.3)	(3,269.3)
Bank overdrafts, bonds and bank loans	(1,398.6)	(1,174.1)	(2,314.4)
Current liabilities	(6,720.3)	(6,368.1)	(5,589.1)
Net current (liabilities)/assets	(4,990.3)	(4,691.9)	(3,906.0)
Total assets less current liabilities	10,799.2	10,772.0	10,943.7
Non-current liabilities
Intercompany payables	(1,167.5)	(1,389.8)	(1,365.2)
Non-current liabilities	(1,167.5)	(1,389.8)	(1,365.2)
Net assets	9,631.7	9,382.2	9,578.5
Attributable to:
Equity shareholders' funds	9,631.7	9,382.2	9,578.5
Total equity	9,631.7	9,382.2	9,578.5
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment	38.4	26.1	19.5
Right-of-use assets	68.0
Investment in subsidiaries	30,039.7	29,497.8	28,294.2
Intercompany receivables	204.6	205.4	202.4
Non-current assets	30,350.7	29,729.3	28,516.1
Current assets
Trade and other receivables	522.6	497.9	512.2
Intercompany receivables	1,690.5	1,720.6	1,695.3
Cash and short-term deposits	277.5	21.1	574.2
Current assets	2,490.6	2,239.6	2,781.7
Current liabilities
Trade and other payables	(65.8)	(57.5)	(50.9)
Intercompany payables	(6,676.7)	(6,250.5)	(6,171.7)
Bank overdrafts, bonds and bank loans	(2,157.7)	(1,991.2)	(2,065.5)
Short-term lease liabilities	(2.5)
Current liabilities	(8,902.7)	(8,299.2)	(8,288.1)
Net current (liabilities)/assets	(6,412.1)	(6,059.6)	(5,506.4)
Total assets less current liabilities	23,938.6	23,669.7	23,009.7
Non-current liabilities
Intercompany payables	(8,076.6)	(8,205.8)	(8,160.0)
Provisions for liabilities and charges	(1.1)
Long-term lease liabilities	(71.4)
Non-current liabilities	(8,149.1)	(8,205.8)	(8,160.0)
Net assets	15,789.5	15,463.9	14,849.7
Attributable to:
Equity shareholders' funds	15,789.5	15,463.9	14,849.7
Total equity	15,789.5	15,463.9	14,849.7
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Intercompany receivables	1,830.2	2,182.9	2,108.8
Non-current assets	1,830.2	2,182.9	2,108.8
Current assets
Trade and other receivables	0.3	0.1	0.1
Intercompany receivables	22.2	55.2	38.4
Cash and short-term deposits	123.5	41.4	52.1
Current assets	146.0	96.7	90.6
Current liabilities
Trade and other payables	(18.5)	(21.6)	(20.2)
Intercompany payables	(2.2)	(0.9)
Bank overdrafts, bonds and bank loans	(100.7)	(89.4)	(47.5)
Current liabilities	(121.4)	(111.9)	(67.7)
Net current (liabilities)/assets	24.6	(15.2)	22.9
Total assets less current liabilities	1,854.8	2,167.7	2,131.7
Non-current liabilities
Bonds and bank loans	(1,852.0)	(2,151.8)	(2,119.6)
Trade and other payables		(5.5)	(11.9)
Non-current liabilities	(1,852.0)	(2,157.3)	(2,131.5)
Net assets	2.8	10.4	0.2
Attributable to:
Equity shareholders' funds	2.8	10.4	0.2
Total equity	2.8	10.4	0.2
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill	13,252.1	13,202.8	12,950.5
Other	1,786.2	1,842.0	1,936.7
Property, plant and equipment	946.0	1,056.9	1,011.3
Right-of-use assets	1,757.2
Interests in associates and joint ventures	739.6	796.8	881.1
Other investments	574.7	666.7	949.3
Deferred tax assets	155.4	153.0	169.9
Trade and other receivables	182.7	180.0	170.4
Intercompany receivables	7,660.0	7,657.7	7,653.0
Non-current assets	27,053.9	25,555.9	25,722.2
Current assets
Corporate income tax recoverable	248.1	198.7	207.0
Trade and other receivables	12,646.9	12,602.9	12,220.7
Intercompany receivables	8,651.5	8,129.9	6,129.8
Cash and short-term deposits	5,412.2	5,835.4	6,022.1
Current assets	26,958.7	26,766.9	24,579.6
Current liabilities
Trade and other payables	(14,278.3)	(14,955.6)	(13,940.1)
Intercompany payables	(79.3)	(139.6)	(104.5)
Corporate income tax payable	(493.9)	(545.9)	(506.1)
Bank overdrafts, bonds and bank loans	(1,134.8)	(1,025.1)	(319.5)
Short-term lease liabilities	(385.9)
Current liabilities	(16,372.2)	(16,666.2)	(14,870.2)
Net current (liabilities)/assets	10,586.5	10,100.7	9,709.4
Total assets less current liabilities	37,640.4	35,656.6	35,431.6
Non-current liabilities
Bonds and bank loans	(3,457.4)	(3,483.0)	(4,413.8)
Trade and other payables	(567.7)	(835.9)	(925.9)
Intercompany payables	(450.7)	(450.4)	(439.0)
Deferred tax liabilities	(397.7)	(479.5)	(499.4)
Provision for post-employment benefits	(184.9)	(184.3)	(208.2)
Provisions for liabilities and charges	(254.7)	(311.7)	(236.3)
Long-term lease liabilities	(1,885.9)
Non-current liabilities	(7,199.0)	(5,744.8)	(6,722.6)
Net assets	30,441.4	29,911.8	28,709.0
Attributable to:
Equity shareholders' funds	30,036.9	29,487.4	28,294.0
Non-controlling interests	404.5	424.4	415.0
Total equity	30,441.4	29,911.8	28,709.0
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries	(45,829.2)	(44,961.7)	(43,143.9)
Intercompany receivables	(9,694.8)	(10,046.0)	(9,964.2)
Non-current assets	(55,524.0)	(55,007.7)	(53,108.1)
Current assets
Intercompany receivables	(12,076.8)	(11,581.3)	(9,545.5)
Cash and short-term deposits	(3,657.0)	(3,254.7)	(4,427.4)
Current assets	(15,733.8)	(14,836.0)	(13,972.9)
Current liabilities
Intercompany payables	12,076.8	11,581.3	9,545.5
Bank overdrafts, bonds and bank loans	3,657.0	3,254.7	4,427.4
Current liabilities	15,733.8	14,836.0	13,972.9
Total assets less current liabilities	(55,524.0)	(55,007.7)	(53,108.1)
Non-current liabilities
Intercompany payables	9,694.8	10,046.0	9,964.2
Non-current liabilities	9,694.8	10,046.0	9,964.2
Net assets	(45,829.2)	(44,961.7)	(43,143.9)
Attributable to:
Equity shareholders' funds	(45,829.2)	(44,961.7)	(43,143.9)
Total equity	£ (45,829.2)	£ (44,961.7)	£ (43,143.9)